Deferred income tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Deferred tax assets and liabilities [abstract]
Disclosure of Temporary Difference, Unused Tax Losses and Unused Tax Credits

(EUR thousand)	For the financial year ended March 31
Movements of net deferred tax assets	2025	2024
Opening balance as of April 1	27,845	27,147
Deferred income tax expense	(706)	(287)
Aggregate income tax effect under OCI	326	350
Exchange differences	(320)	(1,819)
Other movements	65	2,454
Closing balance as of March 31	27,210	27,845
The amounts of deferred income tax recognized in the consolidated statements of financial position comprise of the following deferred tax assets / (liabilities):

(EUR thousand)	As of March 31
	2025		2024
Deferred tax balances	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	32	(42)	15	(490)
Property, plant and equipment	109	(970)	118	(723)
Intangible assets	240	(3,168)	256	(4,001)
Current liabilities	17,115	(638)	6,395	(295)
Non current liabilities	1,628	—	1,162	(337)
Loans and borrowings	—	(15,205)	—	—

Other items	86	—	1,124	(515)
Deferred tax on tax credits	3,953	—	3,991	—
Tax value of loss carry-forwards recognized	24,454	—	21,311	—
Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(384)	—	(168)
Offsetting	(10,968)	10,968	(1,284)	1,286
Total	36,649	(9,439)	33,088	(5,243)

(EUR thousand)	As of March 31
Deferred tax recoverability	2025	2024
Deferred tax assets recovered within 12 months	10,089	3,640
Deferred tax assets recovered in more than 12 months	26,560	29,448
Total deferred tax assets	36,649	33,088
Deferred tax liabilities payable within 12 months	(1,836)	(1,938)
Deferred tax liabilities payable in more than 12 months	(7,603)	(3,305)
Total deferred tax liabilities	(9,439)	(5,243)